BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
BOND PAYABLE [Abstract]
Schedule of Long Term Bank Loans
	Interest rate	December 31,
		2015			2014
		Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Due September 4, 2016	10.75%	-	15,273,177	-	-	-	15,972,837

Total bond payable		$-	15,273,177	-	$-	-	15,972,837